14. Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Warrants Tables
Common stock warrants
Outstanding					Exercisable
Exercise Price	Number Outstanding		Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

1.25	22,101		1.41	1.25	22,101	1.25
1.00	1,632,375		0.69	1.00	1,632,375	1.00
0.90	75,000		4.82	0.90	75,000	0.90
0.87	1,303,300		2.61	0.87	1,303,300	0.87
0.75	55,491		1.91	0.75	55,491	0.75
0.65	590,000		2.40	0.65	590,000	0.65
0.50	12,743,728	*	2.87	0.50	12,743,728	0.50
0.48	7,000		1.97	0.48	7,000	0.48
0.35	11,562,158	*	3.53	0.35	11,562,158	0.35
$0.50 - $3.30	27,991,153		3.00		27,991,153

The following table summarizes information about common stock warrants outstanding at December 31, 2015:

Outstanding					Exercisable
Exercise Price	Number Outstanding		Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$3.30	11,364		0.36	$3.30	11,364	$3.30
1.25	26,302		0.67	1.25	26,302	1.25
1.00	1,642,680		1.44	1.00	1,642,680	1.00
0.87	1,303,300		3.36	0.87	1,303,300	0.87
0.65	515,000		2.83	0.65	515,000	0.65
0.50	12,743,728	*	3.62	0.50	12,743,728	0.50
0.48	577,750		2.77	0.48	577,750	0.48
0.35	8,887,093	*	3.82	0.35	8,887,093	0.35
$0.50 - $3.30	25,707,217		3.50		25,707,217